Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(3) ($)	Avg. Summary Compensation Table Total for Non-PEO NEOs(2) ($)	Avg. Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income(5) ($)	Adjusted EBITDA(6) ($)
					Total Shareholder Return ($)	Peer Group(4) Total Shareholder Return ($)

2025	10,635,556	9,268,574	2,841,642	2,612,200	211.10	88.64	188,545	410,406
2024	9,741,876	11,904,788	3,021,796	3,394,172	185.64	96.47	214,298	404,448
2023	8,838,717	17,884,184	3,659,197	5,189,793	162.88	102.52	198,429	376,138
2022	6,251,475	3,428,881	1,867,745	1,166,106	107.86	86.44	199,278	338,408
2021	8,092,225	22,206,757	2,288,230	5,171,829	132.69	122.35	178,873	328,337

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	David Maher was the principal executive officer ("PEO") for all five years in the table.The Non-PEO NEOs for whom the Summary Compensation Table total average compensation is presented are: for 2025 and 2024, Sean Sullivan, Mary Louise Bohn, Steven Pelisek and Christopher Lindner; for 2023, Sean Sullivan, Thomas Pacheco, Mary Louise Bohn, Steven Pelisek and Christopher Lindner; and for 2022 and 2021, Thomas Pacheco, Mary Louise Bohn, Steven Pelisek and Christopher Lindner.
Peer Group Issuers, Footnote	The selected peer group, the S&P 500 Consumer Durables & Apparel Index (the "PVP Peer Group"), is the same peer group used for performance comparisons under Item 201(e) of Regulation S-K in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
PEO Total Compensation Amount	$ 10,635,556	$ 9,741,876	$ 8,838,717	$ 6,251,475	$ 8,092,225
PEO Actually Paid Compensation Amount	$ 9,268,574	11,904,788	17,884,184	3,428,881	22,206,757
Adjustment To PEO Compensation, Footnote	Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate CAP to the PEO and the Non-PEO NEOs, respectively, for the years 2025, 2024, 2023, 2022 and 2021 are set forth in the tables below. The dollar amount of CAP is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to our PEO, or our Non-PEO NEOs as a group, for the applicable year.

	a	b	c	d	e
Year	Summary Compensation Table Total ($)	Summary Compensation Table Value of Equity Awards ($)	Summary Compensation Table Change in Pension Value ($)	Change in Value of Equity Awards ($)	Pension Service Cost ($)	PEO CAP (a-b-c+d+e) ($)

2025	10,635,556	-6,500,072	-1,404,125	6,186,980	350,235	9,268,574
2024	9,741,876	-5,750,032	-1,240,517	8,826,251	327,210	11,904,788
2023	8,838,717	-5,000,048	-965,037	14,694,656	315,896	17,884,184
2022	6,251,475	-4,000,052	—	748,854	428,603	3,428,881
2021	8,092,225	-3,500,068	-1,444,372	18,717,572	341,399	22,206,757

Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)

SCT Total Compensation	8,092,225	6,251,475	8,838,717	9,741,876	10,635,556
Less: Stock Award Values Reported in SCT for Covered Year	-3,500,068	-4,000,052	-5,000,048	-5,750,032	-6,500,072
Plus: Fair Value of Stock Granted in Covered Year	6,617,006	3,909,144	7,727,472	6,613,339	7,004,016
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	5,858,498	-2,888,558	4,970,862	1,826,915	-192,934
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years that Vested in Covered Year	6,242,069	-271,731	1,996,322	385,997	-624,102
Less: Change in Value of Pension Benefits in Covered Year	-1,444,372	—	-965,037	-1,240,517	-1,404,125
Plus: Pension Service Cost for Covered Year	341,399	428,603	315,896	327,210	350,235
Compensation Actually Paid	22,206,757	3,428,881	17,884,184	11,904,788	9,268,574

Non-PEO NEO Average Total Compensation Amount	$ 2,841,642	3,021,796	3,659,197	1,867,745	2,288,230
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,612,200	3,394,172	5,189,793	1,166,106	5,171,829
Adjustment to Non-PEO NEO Compensation Footnote	Amounts deducted from the Summary Compensation Table (“SCT”) total to calculate CAP to the PEO and the Non-PEO NEOs, respectively, for the years 2025, 2024, 2023, 2022 and 2021 are set forth in the tables below. The dollar amount of CAP is determined under SEC rules and does not reflect the actual amount of compensation earned by or paid to our PEO, or our Non-PEO NEOs as a group, for the applicable year.

	a	b	c	d	e
Year	Summary Compensation Table Total ($)	Summary Compensation Table Value of Equity Awards ($)	Summary Compensation Table Change in Pension Value ($)	Change in Value of Equity Awards ($)	Pension Service Cost ($)	Non-PEO NEO CAP (a-b-c+d+e) ($)

2025	2,841,642	-1,437,560	-214,073	1,366,903	55,288	2,612,200
2024	3,021,796	-1,375,061	-508,886	2,201,477	54,846	3,394,172
2023	3,659,197	-2,186,108	-200,810	3,873,869	43,644	5,189,793
2022	1,867,745	-950,053	—	180,126	68,287	1,166,106
2021	2,288,230	-787,552	-320,089	3,914,662	76,578	5,171,829

Year	2021 ($)	2022 ($)	2023 ($)	2024 ($)	2025 ($)

SCT Total Compensation	2,288,230	1,867,745	3,659,197	3,021,796	2,841,642
Less: Stock Award Values Reported in SCT for Covered Year	-787,552	-950,053	-2,186,108	-1,375,061	-1,437,560
Plus: Fair Value of Stock Granted in Covered Year	1,484,634	921,700	2,662,937	1,586,063	1,544,712
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years	1,330,225	-682,305	810,215	495,906	-53,933
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Years that Vested in Covered Year	1,099,802	-59,269	400,718	119,507	-123,877
Less: Change in Value of Pension Benefits in Covered Year	-320,089	—	-200,810	-508,886	-214,073
Plus: Pension Service Cost for Covered Year	76,578	68,287	43,644	54,846	55,288
Compensation Actually Paid	5,171,829	1,166,106	5,189,793	3,394,172	2,612,200

Compensation Actually Paid vs. Total Shareholder Return
The graph below compares the CAP to our PEO and the average CAP to our Non-PEO NEOs with our cumulative total shareholder return ("TSR") and the PVP Peer Group's TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income	The graph below compares the CAP to our PEO and the average CAP to our Non-PEO NEOs with our net income and Adjusted EBITDA over the five most recently completed fiscal years.
Compensation Actually Paid vs. Company Selected Measure	The graph below compares the CAP to our PEO and the average CAP to our Non-PEO NEOs with our net income and Adjusted EBITDA over the five most recently completed fiscal years.
Total Shareholder Return Vs Peer Group
The graph below compares the CAP to our PEO and the average CAP to our Non-PEO NEOs with our cumulative total shareholder return ("TSR") and the PVP Peer Group's TSR over the five most recently completed fiscal years.

Tabular List, Table

Financial Metric	Rationale

Adjusted EBITDA	Measures the Company's profitability
Operating Income	Measures how profitably management operated the Company over a longer time period and is distinct from the profitability metric used in cash incentive plan
ROIC	Measures the efficiency of the Company's deployment of capital

Total Shareholder Return Amount	$ 211.10	185.64	162.88	107.86	132.69
Peer Group Total Shareholder Return Amount	88.64	96.47	102.52	86.44	122.35
Net Income (Loss)	$ 188,545,000	$ 214,298,000	$ 198,429,000	$ 199,278,000	$ 178,873,000
Company Selected Measure Amount	410,406,000	404,448,000	376,138,000	338,408,000	328,337,000
PEO Name	David Maher
Additional 402(v) Disclosure	Reflects the Company's net income (in thousands), as reported in our Annual Report on Form 10-K for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Reflects the Company’s Adjusted EBITDA (in thousands). Adjusted EBITDA is our company-selected measure (“CSM”) because we believe it represents the most important financial performance measure used to link CAP to our NEOs to Company performance. Adjusted EBITDA represents net income (loss) attributable to Acushnet Holdings Corp., adjusted as described in "Management’s Discussion and Analysis of Financial Condition and Results of Operations – Key Performance Measures," Item 7 of Part II to our Annual Report on Form 10-K for the year ended December 31, 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,404,125)	$ (1,240,517)	$ (965,037)	$ 0	$ (1,444,372)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	350,235	327,210	315,896	428,603	341,399
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,500,072)	(5,750,032)	(5,000,048)	(4,000,052)	(3,500,068)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,186,980	8,826,251	14,694,656	748,854	18,717,572
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,004,016	6,613,339	7,727,472	3,909,144	6,617,006
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(192,934)	1,826,915	4,970,862	(2,888,558)	5,858,498
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(624,102)	385,997	1,996,322	(271,731)	6,242,069
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(214,073)	(508,886)	(200,810)	0	(320,089)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,288	54,846	43,644	68,287	76,578
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,437,560)	(1,375,061)	(2,186,108)	(950,053)	(787,552)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,366,903	2,201,477	3,873,869	180,126	3,914,662
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,544,712	1,586,063	2,662,937	921,700	1,484,634
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,933)	495,906	810,215	(682,305)	1,330,225
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (123,877)	$ 119,507	$ 400,718	$ (59,269)	$ 1,099,802